Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of amounts recognized in consolidated statement of financial position

	For the year ended December 31,
Right-of-use assets	2023	2022
Land, building and improvements	7,655	6,757
Plant and production equipment	2,246	2,031
Vehicles, furniture and fixtures	592	404
	10,493	9,192

Lease liabilities
Current	3,687	3,278
Non-current	10,294	5,531
	13,981	8,809

Schedule of evolution of right-of-use assets and lease liabilities

Right-of-use assets	2023	2022
Balances at the beginning of the year	9,192	12,902
Additions	5,217	465
Contract modifications	(49)	(103)
Depreciation of the year	(3,203)	(4,577)
Translation differences and inflation adjustment	(664)	505
Balances at the end of the year	10,493	9,192

Lease liabilities	2023	2022
Balances at the beginning of the year	8,809	12,249
New contracts	5,336	482
Lease payments	(3,118)	(4,307)
Contract modifications	(49)	(103)
Leases financial cost	446	605
Translation differences and inflation adjustment	2,557	(117)
Balances at the end of the year	13,981	8,809

Schedule of maturity of lease liabilities

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2023	3,822	3,883	4,879	4,052	16,636
At December 31, 2022	3,576	1,022	2,192	3,890	10,680

Schedule of amounts recognized in consolidated statement of income

	For the year ended December 31,
	2023	2022	2021
Depreciation charge of right-of-use assets
Land, building and improvements	(2,730)	(3,966)	(3,514)
Plant and production equipment	(198)	(179)	(160)
Vehicles, furniture and fixtures	(275)	(432)	(480)
	(3,203)	(4,577)	(4,154)

Financial expenses (Leases financial cost)	(446)	(605)	(737)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(865)	(412)	(827)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(326)	(300)	(299)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(1,855)	(1,330)	(467)

Schedule of minimum lease payments receivable on leases and sub-concession of spaces

	At December 31,
	2023	2022	2021
Within 1 year	109,314	99,142	77,387
Between 1 and 5 years	266,875	241,115	175,409
Later than 5 years	160,059	136,344	42,082
Total	536,248	476,601	294,878